Investment Objectives and Goals	Mar. 31, 2026
Pzena U.S. Large Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pzena U.S. Large Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pzena U.S. Large Cap Value ETF (the “Fund”) seeks long-term capital appreciation.
Pzena International Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pzena International Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pzena International Value ETF (the “Fund”) seeks long-term capital appreciation.